PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 CAD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 CAD ($) $ / shares shares
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Dividends paid | $		$ 8		$ 9	$ 15	$ 17
Number of shares outstanding (in shares) | shares							32,000,000.00
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares | $			$ 175
Number of shares outstanding (in shares) | shares							0
Carrying value | $							$ 175
Cumulative distribution rate (%)					0.00%
Series 19 (C$200)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares							8,000,000
Share price (in canadian dollars per share) | $ / shares							$ 25
Carrying value | $							$ 200
Cumulative distribution rate (%)					5.75%
Class A Preferred Limited Partnership Units
Disclosure of classes of share capital [line items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares) | shares		0		0	0	0